Vessels, Net	9 Months Ended
Sep. 30, 2025
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:
	September 30, 2025	December 31, 2024
Cost:
Beginning balance:	120,543	112,375
- Additions	598	46,421
- Transfer to “Vessel held for sale”	-	(18,500)
- Disposals	(36,250)	(19,753)
Ending balance:	84,891	120,543

Accumulated depreciation:
Beginning balance:	(9,954)	(7,556)
- Depreciation for the period	(5,112)	(7,982)
- Transfer to “Vessel held for sale”	-	4,098
- Disposals	6,248	1,486
Ending balance:	(8,818)	(9,954)

Net book value	76,073	110,589

Details of the Company’s vessels, net are discussed in Note 5 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025, and are supplemented by the below new activities within the period.

Sale of vessels
On December 20, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the Gloriuship for a net sale price of $14,880, after deducting commissions charged from third parties and related parties. As of December 31, 2024, $14,880 was classified in current assets as “Vessel held for sale” in the accompanying consolidated balance sheets, according to the provisions of ASC 360, as all the criteria for this classification were met. The vessel was delivered to her new owners on June 10, 2025. As of September 30, 2025, an amount of $16,000 was recorded as “Proceeds from sale of vessels” in the accompanying unaudited interim condensed consolidated statement of cash flow based on the agreed gross price. A loss on sale of vessel, net of sale expenses, amounting to $155 was recognized and is presented as “Gain on sale of vessels, net” in the accompanying unaudited interim condensed consolidated statement of operations.

On May 22, 2025, the Company entered into an agreement with an unaffiliated third party for the sale of the Tradership for a net sale price of $17,575, after deducting commissions charged from third parties and related parties. The vessel was delivered to her new owners on August 15, 2025. As of September 30, 2025, an amount of $18,500 was recorded as “Proceeds from sale of vessels” in the accompanying unaudited interim condensed consolidated statement of cash flow based on the agreed gross price. A gain on sale of vessel, net of sale expenses, amounting to $1,371 was recognized and is presented as “Gain on sale of vessels, net” in the accompanying unaudited interim condensed consolidated statement of operations.

On August 12, 2025, the Company entered into an agreement with an unaffiliated third party for the sale of the Goodship for a net sale price of $15,360, after deducting commissions charged from third parties and related parties. The vessel was delivered to her new owners on September 16, 2025. As of September 30, 2025, an amount of $16,000 was recorded as “Proceeds from sale of vessel” in the accompanying unaudited interim condensed consolidated statement of cash flow based on the agreed gross price. A gain on sale of vessel, net of sale expenses, amounting to $557 was recognized and is presented as “Gain on sale of vessels, net” in the accompanying unaudited interim condensed consolidated statement of operations.
During the nine-month period ended September 30, 2025, an amount of $598 of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels’ improvements” under “Cash flows from investing activities” in the unaudited interim condensed consolidated statement of cash flows.